SUBSEQUENT EVENTS (Detail) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 15, 2021	Oct. 01, 2021	Jan. 29, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Common share issuance				$ 102,000	$ 832,000	$ 102,000	$ 9,611,000
Subsequent Events
Options granted (in shares)		197,000	1,625,000
Stock based compensation settlement approximate amount	$ 700,000
Private Placements | Subsequent Events
Sale of Stock, Price Per Share	$ 5.25
Common share issuance	$ 900,000
Proceeds from Issuance of Private Placement	$ 4,750,000